JPMorgan Ultra-Short Income ETF
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 58.2%
Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc. (United Kingdom) 3.85%, 12/15/2025 (a)	10,275,000	10,224,789
L3Harris Technologies, Inc. 3.85%, 12/15/2026	2,402,000	2,379,202
Lockheed Martin Corp. 3.55%, 1/15/2026	2,826,000	2,811,515
Raytheon Technologies Corp. 3.95%, 8/16/2025	778,000	776,403
RTX Corp. 5.75%, 11/8/2026	60,648,000	61,689,579
		77,881,488
Automobile Components — 0.0% ^
Magna International, Inc. (Canada) 4.15%, 10/1/2025	8,252,000	8,230,930
Automobiles — 3.3%
BMW US Capital LLC (Germany)
(SOFRINDX + 0.62%), 4.94%, 8/11/2025 (a) (b)	9,237,000	9,242,256
(SOFRINDX + 0.55%), 4.91%, 4/2/2026 (a) (b)	81,125,000	81,142,694
2.80%, 4/11/2026 (a)	2,000,000	1,970,060
1.25%, 8/12/2026 (a)	20,155,000	19,398,283
4.65%, 3/19/2027 (a)	40,876,000	40,969,133
3.45%, 4/1/2027 (a)	378,000	371,111
General Motors Co.
6.13%, 10/1/2025	54,422,000	54,584,836
5.35%, 4/15/2028 (c)	33,607,000	33,878,254
Hyundai Capital America
5.80%, 6/26/2025 (a)	24,390,000	24,401,117
6.00%, 7/11/2025 (a)	28,960,000	28,992,951
1.80%, 10/15/2025 (a) (c)	3,192,000	3,155,167
(SOFR + 1.32%), 5.64%, 11/3/2025 (a) (b)	7,000,000	7,016,869
6.25%, 11/3/2025 (a)	10,641,000	10,694,884
5.50%, 3/30/2026 (a)	7,029,000	7,067,020
1.50%, 6/15/2026 (a)	8,713,000	8,412,129
5.45%, 6/24/2026 (a)	41,417,000	41,623,624
1.65%, 9/17/2026 (a)	3,451,000	3,312,819
5.95%, 9/21/2026 (a)	9,200,000	9,316,274
5.25%, 1/8/2027 (a)	43,739,000	43,949,418
4.85%, 3/25/2027 (a)	28,410,000	28,371,620
4.30%, 9/24/2027 (a)	66,987,000	66,118,207
2.38%, 10/15/2027 (a)	15,000,000	14,138,980
4.88%, 11/1/2027 (a)	32,000,000	31,960,967
Mercedes-Benz Finance North America LLC (Germany)
5.38%, 8/1/2025 (a)	15,710,000	15,716,146
5.38%, 11/26/2025 (a)	1,970,000	1,976,517
4.90%, 1/9/2026 (a)	85,449,000	85,631,660
1.45%, 3/2/2026 (a) (c)	7,330,000	7,164,630
4.88%, 7/31/2026 (a)	114,280,000	114,573,277
5.20%, 8/3/2026 (a)	3,886,000	3,909,569
4.80%, 11/13/2026 (a)	5,000,000	5,010,481
4.80%, 1/11/2027 (a)	5,000,000	5,009,346
4.65%, 4/1/2027 (a)	4,500,000	4,502,630
Stellantis Finance US, Inc. 5.35%, 3/17/2028 (a)	14,689,000	14,731,303

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobiles — continued
Volkswagen Group of America Finance LLC (Germany)
(SOFR + 0.93%), 5.30%, 9/12/2025 (a) (b)	119,020,000	119,122,357
5.80%, 9/12/2025 (a)	1,790,000	1,792,862
4.63%, 11/13/2025 (a)	5,708,000	5,698,651
1.25%, 11/24/2025 (a)	12,208,000	11,994,606
5.40%, 3/20/2026 (a)	2,000,000	2,007,752
4.90%, 8/14/2026 (a)	17,311,000	17,314,488
5.70%, 9/12/2026 (a)	7,000,000	7,060,130
3.20%, 9/26/2026 (a)	5,000,000	4,885,145
6.00%, 11/16/2026 (a)	7,360,000	7,459,323
5.30%, 3/22/2027 (a)	4,678,000	4,700,915
4.95%, 3/25/2027 (a)	26,866,000	26,861,290
		1,037,211,751
Banks — 27.4%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	130,000,000	132,456,767
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.99%, 12/3/2028 (a) (b)	59,500,000	59,905,101
ANZ New Zealand Int'l Ltd. (New Zealand) 1.25%, 6/22/2026 (a)	3,555,000	3,442,015
Australia & New Zealand Banking Group Ltd. (Australia)
5.38%, 7/3/2025	72,769,000	72,818,126
(SOFR + 0.56%), 4.91%, 3/18/2026 (a) (b)	82,670,000	82,826,652
5.00%, 3/18/2026	2,000,000	2,009,660
Banco Bilbao Vizcaya Argentaria SA (Spain)
1.13%, 9/18/2025	56,000,000	55,414,621
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (b)	82,151,000	82,328,722
Banco Santander SA (Spain)
5.15%, 8/18/2025	134,000	134,118
1.85%, 3/25/2026 (c)	31,452,000	30,781,867
5.29%, 8/18/2027	24,000,000	24,306,818
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	40,281,000	38,720,127
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.53%, 11/7/2027 (b)	1,600,000	1,640,402
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.55%, 3/14/2028 (b)	31,600,000	31,980,497
Bank of America Corp.
(SOFR + 1.15%), 1.32%, 6/19/2026 (b)	44,071,000	43,985,328
(SOFR + 1.75%), 4.83%, 7/22/2026 (b)	3,000,000	2,999,657
(SOFR + 1.01%), 1.20%, 10/24/2026 (b)	69,845,000	68,861,020
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	95,610,000	95,810,762
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (b)	15,241,000	14,888,946
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (b)	43,173,000	42,730,748
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	1,625,000	1,571,858
Series FIX, (SOFR + 0.83%), 4.98%, 1/24/2029 (b)	97,000,000	97,950,091
(SOFR + 1.11%), 4.62%, 5/9/2029 (b)	50,000,000	49,988,146
Bank of America NA
(SOFR + 0.78%), 5.10%, 8/18/2025 (b)	5,320,000	5,323,038
5.53%, 8/18/2026	3,000,000	3,038,354
Bank of Montreal (Canada)
3.70%, 6/7/2025	3,000,000	2,999,250

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
5.92%, 9/25/2025 (c)	1,435,000	1,441,063
5.30%, 6/5/2026	69,200,000	69,753,468
1.25%, 9/15/2026	1,937,000	1,860,512
(SOFR + 0.43%), 4.59%, 12/11/2026 (b)	137,095,000	136,993,953
5.27%, 12/11/2026	500,000	505,788
(SOFRINDX + 1.16%), 5.51%, 12/11/2026 (b)	60,331,000	60,874,160
(SOFR + 0.60%), 0.95%, 1/22/2027 (b)	17,296,000	16,880,249
Series f2f, (SOFR + 0.88%), 4.57%, 9/10/2027 (b)	76,330,000	76,267,768
Bank of New Zealand (New Zealand) 4.85%, 2/7/2028 (a)	64,500,000	65,149,843
Bank of Nova Scotia (The) (Canada)
1.30%, 6/11/2025 (c)	22,760,000	22,740,399
5.45%, 6/12/2025	106,590,000	106,612,263
1.05%, 3/2/2026	3,000,000	2,924,106
1.35%, 6/24/2026	8,577,000	8,308,669
1.30%, 9/15/2026	3,000,000	2,885,978
5.35%, 12/7/2026	6,696,000	6,778,697
(SOFR + 1.00%), 4.40%, 9/8/2028 (b)	66,856,000	66,620,452
Banque Federative du Credit Mutuel SA (France)
4.94%, 1/26/2026 (a)	85,390,000	85,584,579
5.90%, 7/13/2026 (a)	113,402,000	114,967,686
5.09%, 1/23/2027 (a)	18,989,000	19,118,415
Barclays plc (United Kingdom)
4.38%, 1/12/2026	58,294,000	58,153,678
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.30%, 8/9/2026 (b)	45,273,000	45,313,271
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.05%), 7.33%, 11/2/2026 (b)	24,091,000	24,337,120
(SOFR + 2.21%), 5.83%, 5/9/2027 (b)	92,223,000	93,064,678
(SOFR + 1.34%), 4.84%, 9/10/2028 (b)	33,613,000	33,681,976
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	38,087,000	38,067,505
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	65,038,000	63,683,531
(SOFR + 0.91%), 1.68%, 6/30/2027 (a) (b)	8,603,000	8,325,951
(SOFR + 1.45%), 4.79%, 5/9/2029 (a) (b)	144,310,000	144,066,412
BPCE SA (France)
(SOFR + 0.96%), 5.25%, 9/25/2025 (a) (b)	113,486,000	113,655,984
1.00%, 1/20/2026 (a)	500,000	488,761
5.10%, 1/26/2026 (a)	67,344,000	67,460,954
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	6,081,000	6,008,923
5.20%, 1/18/2027 (a) (c)	7,177,000	7,252,303
4.75%, 7/19/2027 (a)	5,330,000	5,356,568
Canadian Imperial Bank of Commerce (Canada)
3.95%, 8/4/2025	1,637,000	1,634,731
1.25%, 6/22/2026	3,000,000	2,901,032
5.93%, 10/2/2026	13,413,000	13,658,431
(SOFR + 0.93%), 4.51%, 9/11/2027 (b)	72,048,000	71,935,478
(SOFR + 0.72%), 4.86%, 1/13/2028 (b)	106,829,000	107,283,125
Citibank NA
(SOFRINDX + 0.59%), 4.94%, 4/30/2026 (b)	19,329,000	19,374,737
4.93%, 8/6/2026	20,508,000	20,623,492

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
4.58%, 5/29/2027	58,400,000	58,483,152
(SOFR + 0.71%), 4.88%, 11/19/2027 (b)	116,750,000	117,175,320
Citigroup, Inc.
3.70%, 1/12/2026	2,045,000	2,034,254
(3-MONTH CME TERM SOFR + 1.51%), 5.81%, 7/1/2026 (b)	23,987,000	24,014,949
(SOFR + 1.55%), 5.61%, 9/29/2026 (b)	41,284,000	41,379,063
3.20%, 10/21/2026	20,419,000	20,050,687
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	76,884,000	75,056,530
(SOFR + 1.14%), 4.64%, 5/7/2028 (b)	80,652,000	80,527,727
Commonwealth Bank of Australia (Australia)
4.93%, 12/9/2025 (a)	42,188,000	42,280,636
(SOFR + 0.75%), 5.12%, 3/13/2026 (a) (b)	2,766,000	2,774,555
5.32%, 3/13/2026	2,000,000	2,014,001
2.63%, 9/6/2026 (a)	3,000,000	2,940,212
4.58%, 11/27/2026	45,001,000	45,254,076
Cooperatieve Rabobank UA (Netherlands)
4.33%, 8/28/2026	2,000,000	1,998,793
5.50%, 10/5/2026	2,000,000	2,029,844
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 1.11%, 2/24/2027 (a) (b) (c)	24,586,000	23,932,724
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (a) (b)	60,578,000	58,130,237
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	40,126,000	40,079,966
5.59%, 7/5/2026 (a)	46,257,000	46,837,093
(SOFR + 1.21%), 4.63%, 9/11/2028 (a) (b)	36,124,000	35,972,765
(SOFR + 1.13%), 5.23%, 1/9/2029 (a) (b)	72,500,000	73,264,194
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (a) (b)	20,005,000	19,815,722
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 6.26%, 9/22/2026 (a) (b)	32,087,000	32,207,901
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.43%, 3/1/2028 (a) (b)	5,000,000	5,076,502
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.30%, 4/1/2028 (a) (b)	14,500,000	14,391,893
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (b)	9,184,000	9,085,320
(SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (b)	42,180,000	42,341,277
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.72%), 1.54%, 5/25/2027 (a) (b)	42,394,000	41,120,819
Fifth Third Bancorp 2.55%, 5/5/2027	6,723,000	6,470,825
Fifth Third Bank NA 3.95%, 7/28/2025	9,589,000	9,579,492
HSBC Holdings plc (United Kingdom)
(SOFR + 1.93%), 2.10%, 6/4/2026 (b)	20,123,000	20,120,020
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (b)	62,765,000	62,643,648
(SOFR + 3.03%), 7.34%, 11/3/2026 (b)	9,700,000	9,797,346
(SOFR + 1.29%), 1.59%, 5/24/2027 (b) (c)	3,538,000	3,433,190
(SOFR + 1.04%), 5.13%, 11/19/2028 (b)	30,556,000	30,781,208
HSBC USA, Inc. 4.65%, 6/3/2028	39,811,000	39,922,911
ING Groep NV (Netherlands)
4.63%, 1/6/2026 (a)	52,629,000	52,595,083
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (b)	7,299,000	7,278,230
(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	9,455,000	9,228,511
(SOFR + 1.56%), 6.08%, 9/11/2027 (b)	54,500,000	55,476,107

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.01%), 4.86%, 3/25/2029 (b)	38,479,000	38,631,187
KeyBank NA
3.30%, 6/1/2025	4,545,000	4,545,000
4.15%, 8/8/2025	39,320,000	39,255,511
4.70%, 1/26/2026	49,133,000	49,093,871
KeyCorp 4.15%, 10/29/2025	25,914,000	25,839,202
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.72%, 8/11/2026 (b)	22,995,000	22,987,660
3.75%, 1/11/2027	5,436,000	5,369,488
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (b)	19,103,000	18,561,222
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (b)	67,732,000	68,502,648
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 5.09%, 11/26/2028 (b)	28,220,000	28,474,013
M&T Bank Corp. (SOFR + 0.93%), 4.83%, 1/16/2029 (b) (c)	38,078,000	38,153,135
Manufacturers & Traders Trust Co. 4.65%, 1/27/2026	136,894,000	136,775,541
Mitsubishi UFJ Financial Group, Inc. (Japan)
1.41%, 7/17/2025	38,127,000	37,974,323
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	118,912,000	114,835,361
Mizuho Financial Group, Inc. (Japan)
3.48%, 4/12/2026 (a) (c)	14,215,000	14,082,968
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	28,629,000	27,708,014
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.55%, 7/9/2027 (b)	35,751,000	34,562,983
Morgan Stanley Bank NA
4.75%, 4/21/2026	2,000,000	2,004,602
5.88%, 10/30/2026	8,121,000	8,282,031
(SOFR + 1.08%), 4.95%, 1/14/2028 (b)	22,062,000	22,194,555
(SOFR + 0.93%), 4.97%, 7/14/2028 (b)	25,973,000	26,193,546
(SOFR + 0.91%), 5.02%, 1/12/2029 (b)	56,306,000	56,871,677
National Australia Bank Ltd. (Australia)
4.75%, 12/10/2025	27,294,000	27,326,977
(SOFR + 0.65%), 5.00%, 12/10/2025 (a) (b)	44,601,000	44,689,425
3.38%, 1/14/2026	2,000,000	1,987,974
(SOFR + 0.55%), 4.88%, 1/29/2026 (a) (b)	104,000,000	104,171,488
National Bank of Canada (Canada)
(SOFR + 0.56%), 4.70%, 3/5/2027 (b)	195,972,000	195,732,091
(SOFRINDX + 0.90%), 5.24%, 3/25/2027 (b)	119,076,000	119,141,829
(SOFR + 1.04%), 5.60%, 7/2/2027 (b)	55,211,000	55,722,958
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	12,245,000	12,272,201
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (b)	30,019,000	30,363,766
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (b)	120,464,000	121,439,019
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (b)	17,454,000	16,911,718
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.58%, 3/1/2028 (b)	48,926,000	49,605,933
(SOFR + 1.10%), 5.36%, 5/23/2029 (b)	38,498,000	38,499,540
NatWest Markets plc (United Kingdom) 1.60%, 9/29/2026 (a)	7,131,000	6,860,177
PNC Bank NA (SOFR + 0.50%), 4.78%, 1/15/2027 (b)	144,871,000	144,963,109
PNC Financial Services Group, Inc. (The)
(SOFR + 1.32%), 5.81%, 6/12/2026 (b)	31,425,000	31,431,281
(SOFRINDX + 1.09%), 4.76%, 1/26/2027 (b)	111,563,000	111,626,595

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Royal Bank of Canada (Canada)
1.20%, 4/27/2026	24,788,000	24,097,851
5.20%, 7/20/2026	2,000,000	2,018,339
(SOFRINDX + 0.46%), 4.78%, 8/3/2026 (b)	184,918,000	184,986,420
4.88%, 1/19/2027	17,063,000	17,203,164
(SOFR + 0.79%), 5.07%, 7/23/2027 (b)	50,504,000	50,837,802
(SOFR + 0.83%), 4.97%, 1/24/2029 (b)	97,000,000	97,965,437
Santander Holdings USA, Inc. 3.45%, 6/2/2025	11,857,000	11,857,000
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	166,564,000	165,322,489
(SOFR + 2.75%), 6.83%, 11/21/2026 (b)	35,426,000	35,748,828
Skandinaviska Enskilda Banken AB (Sweden) 1.20%, 9/9/2026 (a)	3,000,000	2,881,575
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	105,414,000	103,436,084
5.25%, 2/19/2027 (a)	91,492,000	92,029,171
(SOFR + 1.10%), 5.42%, 2/19/2027 (a) (b)	27,638,000	27,615,123
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	24,226,000	23,466,033
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.52%, 1/19/2028 (a) (b)	101,500,000	102,259,641
Standard Chartered Bank (United Kingdom)
(SOFR + 0.65%), 4.99%, 10/8/2026 (b)	3,900,000	3,905,082
4.85%, 12/3/2027	70,066,000	70,655,255
Standard Chartered plc (United Kingdom)
4.05%, 4/12/2026 (a)	8,840,000	8,786,076
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.17%, 1/9/2027 (a) (b) (c)	27,420,000	27,630,037
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (b)	20,835,000	20,401,840
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (b)	53,627,000	54,333,487
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.55%, 1/21/2029 (a) (b)	32,333,000	32,810,235
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.47%, 7/8/2025	1,005,000	1,001,941
0.95%, 1/12/2026	24,389,000	23,854,068
5.46%, 1/13/2026	52,209,000	52,450,184
2.63%, 7/14/2026	20,680,000	20,263,335
1.40%, 9/17/2026	13,000,000	12,492,032
3.01%, 10/19/2026	13,610,000	13,346,935
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.05%, 9/12/2025 (a)	2,000,000	1,980,226
5.65%, 3/9/2026 (a)	38,071,000	38,399,781
5.65%, 9/14/2026 (a)	5,000,000	5,070,542
5.20%, 3/7/2027 (a)	14,607,000	14,787,059
4.45%, 9/10/2027 (a)	43,800,000	43,790,791
Svenska Handelsbanken AB (Sweden) 5.25%, 6/15/2026 (a) (c)	109,095,000	110,124,507
Toronto-Dominion Bank (The) (Canada)
3.77%, 6/6/2025	2,019,000	2,018,797
(SOFR + 0.48%), 4.84%, 10/10/2025 (b)	91,929,000	91,991,512
0.75%, 1/6/2026	2,525,000	2,468,521
5.10%, 1/9/2026	5,295,000	5,308,610
1.20%, 6/3/2026	9,406,000	9,104,755
5.53%, 7/17/2026	20,483,000	20,709,440

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
5.26%, 12/11/2026	1,845,000	1,865,696
4.57%, 12/17/2026	41,342,000	41,393,517
Truist Bank (SOFR + 0.59%), 4.67%, 5/20/2027 (b)	123,622,000	123,707,282
Truist Financial Corp.
1.20%, 8/5/2025	6,524,000	6,484,899
(SOFR + 1.46%), 4.26%, 7/28/2026 (b)	21,947,000	21,921,893
(SOFR + 1.63%), 5.90%, 10/28/2026 (b)	13,464,000	13,521,962
(SOFR + 0.61%), 1.27%, 3/2/2027 (b)	23,597,000	22,961,381
(SOFR + 2.05%), 6.05%, 6/8/2027 (b)	24,918,000	25,239,695
US Bancorp
Series V, 2.38%, 7/22/2026	2,000,000	1,959,724
(SOFR + 1.43%), 5.73%, 10/21/2026 (b)	67,136,000	67,388,610
US Bank NA
(SOFR + 0.69%), 4.51%, 10/22/2027 (b)	93,509,000	93,398,653
(SOFR + 0.91%), 4.73%, 5/15/2028 (b)	53,930,000	53,981,505
Wells Fargo & Co.
(SOFR + 1.56%), 4.54%, 8/15/2026 (b)	3,500,000	3,498,583
Series W, (SOFR + 0.78%), 4.90%, 1/24/2028 (b)	61,195,000	61,421,158
Wells Fargo Bank NA
4.81%, 1/15/2026	71,583,000	71,706,710
(SOFR + 1.07%), 5.42%, 12/11/2026 (b)	13,194,000	13,282,740
Westpac Banking Corp. (Australia)
(SOFR + 0.55%), 4.88%, 1/29/2026 (a) (b)	103,539,000	103,595,358
5.20%, 4/16/2026	2,000,000	2,013,263
2.85%, 5/13/2026	13,463,000	13,281,032
1.15%, 6/3/2026	5,000,000	4,844,711
4.60%, 10/20/2026	40,646,000	40,851,157
Westpac New Zealand Ltd. (New Zealand)
5.13%, 2/26/2027 (a)	22,513,000	22,748,818
4.90%, 2/15/2028 (a)	29,500,000	29,776,514
		8,533,005,648
Beverages — 0.3%
Constellation Brands, Inc.
4.40%, 11/15/2025	188,000	187,637
3.70%, 12/6/2026	3,441,000	3,400,627
Diageo Capital plc (United Kingdom)
1.38%, 9/29/2025	687,000	679,960
5.20%, 10/24/2025	5,570,000	5,582,812
Keurig Dr. Pepper, Inc. 3.40%, 11/15/2025	9,380,000	9,325,917
Pernod Ricard SA (France) 3.25%, 6/8/2026 (a)	69,144,000	68,146,505
		87,323,458
Biotechnology — 0.0% ^
AbbVie, Inc. 2.95%, 11/21/2026	500,000	490,160
Amgen, Inc. 2.60%, 8/19/2026	4,631,000	4,535,435
Biogen, Inc. 4.05%, 9/15/2025	1,970,000	1,968,884
		6,994,479

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — 0.1%
CRH SMW Finance DAC 5.13%, 1/9/2030	28,656,000	29,111,839
Johnson Controls International plc 3.90%, 2/14/2026	4,077,000	4,049,520
		33,161,359
Capital Markets — 4.9%
Bank of New York Mellon (The) (SOFR + 0.69%), 4.59%, 4/20/2027 (b)	2,000,000	2,002,593
Bank of New York Mellon Corp. (The)
2.80%, 5/4/2026	24,776,000	24,428,072
(SOFR + 1.35%), 4.41%, 7/24/2026 (b)	24,395,000	24,377,444
(SOFR + 1.03%), 4.95%, 4/26/2027 (b)	25,937,000	26,056,418
Charles Schwab Corp. (The)
1.15%, 5/13/2026	4,770,000	4,626,060
5.88%, 8/24/2026	3,000,000	3,048,085
Goldman Sachs Bank USA
(SOFR + 0.77%), 5.12%, 3/18/2027 (b)	75,019,000	75,066,124
(SOFR + 0.78%), 5.28%, 3/18/2027 (b)	41,188,000	41,363,181
(SOFR + 0.75%), 5.41%, 5/21/2027 (b)	33,893,000	34,130,989
Goldman Sachs Group, Inc. (The)
3.75%, 2/25/2026	14,456,000	14,381,676
(SOFR + 1.07%), 5.38%, 8/10/2026 (b)	13,838,000	13,855,159
(SOFR + 0.79%), 1.09%, 12/9/2026 (b)	11,106,000	10,895,413
3.85%, 1/26/2027	39,500,000	39,152,681
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	106,626,000	103,942,273
(SOFR + 1.32%), 4.94%, 4/23/2028 (b)	63,100,000	63,421,375
Jefferies Financial Group, Inc.
5.00%, 2/10/2026	70,341,000	70,340,553
5.03%, 3/16/2026	116,788,000	116,931,288
Macquarie Bank Ltd. (Australia) 5.39%, 12/7/2026 (a)	17,507,000	17,760,373
Macquarie Group Ltd. (Australia)
(SOFR + 2.21%), 5.11%, 8/9/2026 (a) (b)	68,073,000	68,097,657
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (b)	96,852,000	94,886,560
Morgan Stanley
(SOFR + 1.67%), 4.68%, 7/17/2026 (b)	12,488,000	12,486,320
(SOFR + 1.77%), 6.14%, 10/16/2026 (b)	4,355,000	4,376,802
(SOFR + 0.72%), 0.99%, 12/10/2026 (b)	80,224,000	78,619,815
(SOFR + 1.30%), 5.05%, 1/28/2027 (b)	70,736,000	70,886,376
(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	27,511,000	26,732,800
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	18,011,000	17,378,152
Nomura Holdings, Inc. (Japan)
5.10%, 7/3/2025	27,252,000	27,258,411
1.85%, 7/16/2025	35,574,000	35,445,077
5.71%, 1/9/2026	2,000,000	2,010,388
1.65%, 7/14/2026	500,000	483,179
2.33%, 1/22/2027	1,386,000	1,332,485
State Street Bank & Trust Co. 4.59%, 11/25/2026	62,407,000	62,684,515
State Street Corp.
5.27%, 8/3/2026	3,000,000	3,029,589
(SOFR + 1.35%), 5.75%, 11/4/2026 (b)	1,500,000	1,506,953

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.02%), 4.53%, 2/20/2029 (b)	7,909,000	7,932,754
UBS AG (Switzerland)
(SOFR + 0.93%), 5.28%, 9/11/2025 (b)	70,430,000	70,556,237
5.80%, 9/11/2025	4,183,000	4,196,661
1.25%, 6/1/2026	2,000,000	1,937,803
1.25%, 8/7/2026	2,620,000	2,523,695
UBS Group AG (Switzerland)
4.13%, 9/24/2025 (a)	2,936,000	2,929,236
4.13%, 4/15/2026 (a)	32,378,000	32,258,719
4.55%, 4/17/2026	3,199,000	3,197,874
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (b)	52,355,000	52,344,747
(SOFR + 3.34%), 6.37%, 7/15/2026 (a) (b)	24,696,000	24,730,476
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (a) (b)	21,542,000	21,654,244
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (b)	35,818,000	35,020,793
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (b)	40,110,000	39,182,095
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (b)	27,149,000	26,120,048
		1,517,580,218
Chemicals — 0.3%
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (a)	8,320,000	8,188,212
DuPont de Nemours, Inc. 4.49%, 11/15/2025	4,043,000	4,040,035
Ecolab, Inc.
2.70%, 11/1/2026	2,172,000	2,124,100
4.30%, 6/15/2028 (d)	13,571,000	13,611,284
EIDP, Inc. 4.50%, 5/15/2026	2,000,000	2,001,317
Nutrien Ltd. (Canada) 5.95%, 11/7/2025	9,660,000	9,702,938
PPG Industries, Inc. 1.20%, 3/15/2026	770,000	749,695
Westlake Corp. 3.60%, 8/15/2026	49,030,000	48,336,395
		88,753,976
Commercial Services & Supplies — 0.5%
Element Fleet Management Corp. (Canada)
6.27%, 6/26/2026 (a)	93,891,000	95,271,314
5.64%, 3/13/2027 (a)	59,831,000	60,696,409
Republic Services, Inc. 0.88%, 11/15/2025	4,790,000	4,709,982
		160,677,705
Consumer Finance — 3.1%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	44,719,000	44,738,239
4.45%, 10/1/2025	39,487,000	39,437,385
1.75%, 1/30/2026 (c)	30,544,000	29,925,230
2.45%, 10/29/2026	33,860,000	32,816,924
4.88%, 4/1/2028	66,211,000	66,548,258
American Express Co.
3.95%, 8/1/2025	61,374,000	61,342,400
4.90%, 2/13/2026	2,000,000	2,003,758
3.13%, 5/20/2026	2,976,000	2,941,285
(SOFR + 1.33%), 6.34%, 10/30/2026 (b)	15,483,000	15,589,009

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
(SOFRINDX + 0.75%), 5.65%, 4/23/2027 (b)	85,628,000	86,399,082
(SOFR + 1.00%), 5.10%, 2/16/2028 (b)	12,100,000	12,210,558
(SOFR + 0.93%), 5.04%, 7/26/2028 (b)	26,600,000	26,913,115
American Honda Finance Corp. (SOFR + 0.62%), 4.99%, 12/11/2026 (b)	107,556,000	107,541,754
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	6,024,000	6,024,783
2.13%, 2/21/2026 (a)	32,111,000	31,224,415
4.25%, 4/15/2026 (a)	50,710,000	50,076,632
4.38%, 5/1/2026 (a)	15,428,000	15,266,006
2.53%, 11/18/2027 (a)	5,542,000	5,223,612
4.95%, 1/15/2028 (a)	48,876,000	48,664,123
Capital One Financial Corp.
(SOFR + 2.16%), 4.99%, 7/24/2026 (b)	31,861,000	31,860,751
(SOFR + 0.86%), 1.88%, 11/2/2027 (b)	20,514,000	19,730,398
Caterpillar Financial Services Corp. 4.45%, 10/16/2026	36,349,000	36,447,521
General Motors Financial Co., Inc.
6.05%, 10/10/2025	15,081,000	15,136,237
1.25%, 1/8/2026	50,515,000	49,391,547
5.40%, 4/6/2026	3,000,000	3,008,843
John Deere Capital Corp. (SOFR + 0.50%), 4.79%, 7/3/2025 (b)	36,599,000	36,605,376
Toyota Motor Credit Corp.
(SOFR + 0.77%), 5.11%, 8/7/2026 (b)	33,926,000	34,056,398
4.50%, 5/14/2027	41,451,000	41,581,819
		952,705,458
Consumer Staples Distribution & Retail — 0.2%
Dollar General Corp. 3.88%, 4/15/2027	19,000	18,722
Kroger Co. (The) 2.65%, 10/15/2026	7,172,000	7,003,776
Sysco Corp. 3.75%, 10/1/2025	61,866,000	61,667,050
		68,689,548
Containers & Packaging — 0.2%
Amcor Flexibles North America, Inc. 4.80%, 3/17/2028 (a)	29,463,000	29,538,781
Brambles USA, Inc. (Australia) 4.13%, 10/23/2025 (a)	400,000	398,728
Sonoco Products Co. 4.45%, 9/1/2026	37,666,000	37,476,536
		67,414,045
Diversified Telecommunication Services — 0.5%
AT&T, Inc.
3.88%, 1/15/2026	2,145,000	2,132,634
7.13%, 3/15/2026	9,695,000	9,860,569
1.70%, 3/25/2026	112,605,000	109,969,185
2.95%, 7/15/2026	3,000,000	2,947,145
Deutsche Telekom International Finance BV (Germany) 3.60%, 1/19/2027 (a)	1,638,000	1,613,435
NBN Co. Ltd. (Australia) 4.00%, 10/1/2027 (a)	13,656,000	13,501,768
Verizon Communications, Inc. 0.85%, 11/20/2025 (c)	2,347,000	2,307,003
		142,331,739
Electric Utilities — 2.0%
American Electric Power Co., Inc. Series N, 1.00%, 11/1/2025	3,241,000	3,190,260

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Arizona Public Service Co. 2.55%, 9/15/2026	5,170,000	5,031,725
DTE Electric Co. 4.25%, 5/14/2027	6,399,000	6,363,752
Duke Energy Corp.
0.90%, 9/15/2025	28,833,000	28,521,017
5.00%, 12/8/2025	1,004,000	1,005,669
2.65%, 9/1/2026	2,747,000	2,687,635
4.85%, 1/5/2027	76,842,000	77,356,786
Enel Finance International NV (Italy)
4.50%, 6/15/2025 (a) (e)	14,133,000	14,130,262
7.05%, 10/14/2025 (a) (e)	27,022,000	27,209,069
1.63%, 7/12/2026 (a) (e)	5,005,000	4,837,968
Entergy Corp.
0.90%, 9/15/2025	23,130,000	22,878,279
2.95%, 9/1/2026	2,699,000	2,646,657
Eversource Energy
3.35%, 3/15/2026	2,000,000	1,976,449
5.00%, 1/1/2027	12,766,000	12,829,143
Exelon Corp.
3.95%, 6/15/2025	56,891,000	56,868,026
3.40%, 4/15/2026	6,956,000	6,882,998
Interstate Power and Light Co. 3.40%, 8/15/2025	564,000	562,270
ITC Holdings Corp. 3.25%, 6/30/2026	1,165,000	1,145,971
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	86,783,000	87,008,026
4.95%, 1/29/2026	101,615,000	101,873,166
4.85%, 2/4/2028	48,322,000	48,833,411
Oncor Electric Delivery Co. LLC 4.50%, 3/20/2027 (a)	30,731,000	30,789,362
PPL Capital Funding, Inc. 3.10%, 5/15/2026	2,308,000	2,275,036
Southern Co. (The) 3.25%, 7/1/2026	15,200,000	15,018,248
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026	1,562,000	1,524,508
Series K, 2.75%, 10/1/2026	2,460,000	2,398,752
Virginia Power Fuel Securitization LLC Series A-1, 5.09%, 5/1/2027	30,458,757	30,592,090
Xcel Energy, Inc. 3.30%, 6/1/2025	14,518,000	14,518,000
		610,954,535
Electronic Equipment, Instruments & Components — 0.1%
Jabil, Inc. 1.70%, 4/15/2026	300,000	291,890
TD SYNNEX Corp. 1.75%, 8/9/2026	2,859,000	2,751,319
Teledyne Technologies, Inc. 1.60%, 4/1/2026	21,077,000	20,553,770
Tyco Electronics Group SA (Switzerland) 4.50%, 2/13/2026	2,000,000	1,999,543
		25,596,522
Energy Equipment & Services — 0.0% ^
Schlumberger Holdings Corp. 4.00%, 12/21/2025 (a)	5,937,000	5,915,765

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 5.00%, 3/28/2026	11,117,000	11,141,098
TWDC Enterprises 18 Corp. 1.85%, 7/30/2026	3,000,000	2,919,570
		14,060,668
Financial Services — 0.9%
Fidelity National Information Services, Inc. 1.15%, 3/1/2026	26,081,000	25,410,786
Fiserv, Inc.
3.85%, 6/1/2025	5,718,000	5,718,000
3.20%, 7/1/2026	24,446,000	24,091,088
Global Payments, Inc.
1.20%, 3/1/2026	48,783,000	47,478,065
4.80%, 4/1/2026	25,199,000	25,188,739
LSEGA Financing plc (United Kingdom) 1.38%, 4/6/2026 (a)	9,889,000	9,631,148
National Rural Utilities Cooperative Finance Corp. (SOFR + 0.58%), 4.93%, 11/22/2026 (b)	139,446,000	139,507,708
Nationwide Building Society (United Kingdom) 1.50%, 10/13/2026 (a)	1,958,000	1,880,802
NTT Finance Corp. (Japan) 1.16%, 4/3/2026 (a)	1,776,000	1,727,132
Shell International Finance BV 2.88%, 5/10/2026	2,000,000	1,974,418
		282,607,886
Food Products — 0.3%
Archer-Daniels-Midland Co. 2.50%, 8/11/2026	10,150,000	9,931,232
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	12,121,000	12,038,319
Conagra Brands, Inc.
4.60%, 11/1/2025	11,850,000	11,837,274
7.13%, 10/1/2026	3,000,000	3,083,724
Danone SA (France) 2.95%, 11/2/2026 (a)	10,041,000	9,827,159
General Mills, Inc. 4.70%, 1/30/2027	7,335,000	7,364,294
McCormick & Co., Inc.
3.25%, 11/15/2025	3,282,000	3,252,649
0.90%, 2/15/2026	12,000,000	11,687,920
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	14,292,000	14,265,555
Mondelez International Holdings Netherlands BV 4.25%, 9/15/2025 (a)	1,500,000	1,496,765
Tyson Foods, Inc. 4.00%, 3/1/2026	4,004,000	3,987,128
		88,772,019
Ground Transportation — 0.7%
Canadian National Railway Co. (Canada) 2.75%, 3/1/2026	2,000,000	1,974,391
Canadian Pacific Railway Co. (Canada) 1.75%, 12/2/2026	2,279,000	2,190,831
CSX Corp. 3.35%, 11/1/2025	21,643,000	21,542,198
ERAC USA Finance LLC
3.80%, 11/1/2025 (a)	1,047,000	1,043,135
3.30%, 12/1/2026 (a)	30,740,000	30,214,640
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	8,050,000	7,998,786
Penske Truck Leasing Co. LP
1.20%, 11/15/2025 (a)	200,000	196,488
5.75%, 5/24/2026 (a)	108,844,000	109,765,661
1.70%, 6/15/2026 (a)	8,153,000	7,900,248
3.40%, 11/15/2026 (a)	14,293,000	14,017,646

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
5.35%, 1/12/2027 (a)	24,179,000	24,364,640
Union Pacific Corp. 3.75%, 7/15/2025	738,000	737,276
		221,945,940
Health Care Equipment & Supplies — 0.6%
Baxter International, Inc. 2.60%, 8/15/2026	7,547,000	7,372,524
Stryker Corp.
3.38%, 11/1/2025	4,676,000	4,651,891
4.55%, 2/10/2027	57,958,000	58,155,513
Zimmer Biomet Holdings, Inc.
3.05%, 1/15/2026	35,107,000	34,781,750
4.70%, 2/19/2027	81,123,000	81,270,821
		186,232,499
Health Care Providers & Services — 0.7%
Cardinal Health, Inc.
3.75%, 9/15/2025	76,962,000	76,800,596
4.70%, 11/15/2026	33,465,000	33,527,455
3.41%, 6/15/2027	37,784,000	37,040,516
Cencora, Inc. 4.63%, 12/15/2027	12,004,000	12,069,755
Cigna Group (The)
4.50%, 2/25/2026	4,047,000	4,045,733
1.25%, 3/15/2026	2,663,000	2,593,966
Elevance Health, Inc.
5.35%, 10/15/2025	14,682,000	14,704,761
4.90%, 2/8/2026	13,878,000	13,877,972
1.50%, 3/15/2026	8,955,000	8,742,413
HCA, Inc. 5.00%, 3/1/2028	19,379,000	19,583,271
Laboratory Corp. of America Holdings 1.55%, 6/1/2026	1,809,000	1,757,381
		224,743,819
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.
4.30%, 1/15/2026	6,706,000	6,688,630
3.80%, 4/15/2026	26,405,000	26,201,569
Healthpeak OP LLC 3.25%, 7/15/2026	2,324,000	2,288,650
Welltower OP LLC 4.25%, 4/1/2026	30,224,000	30,137,491
		65,316,340
Hotels, Restaurants & Leisure — 0.4%
Darden Restaurants, Inc.
3.85%, 5/1/2027	10,000,000	9,854,905
4.35%, 10/15/2027	31,860,000	31,758,188
Expedia Group, Inc. 5.00%, 2/15/2026	8,135,000	8,144,145
Marriott International, Inc.
3.75%, 10/1/2025 (c)	3,909,000	3,895,644
5.45%, 9/15/2026	44,438,000	44,898,177

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Starbucks Corp.
4.75%, 2/15/2026	21,251,000	21,275,168
2.45%, 6/15/2026	4,100,000	4,014,285
		123,840,512
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 1.38%, 1/15/2026	4,661,000	4,555,146
Southern Power Co. 4.15%, 12/1/2025	11,912,000	11,886,319
		16,441,465
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 2.50%, 11/1/2026	2,000,000	1,947,884
Insurance — 5.3%
AEGON Funding Co. LLC (Netherlands) 5.50%, 4/16/2027 (a)	73,400,000	74,108,533
Athene Global Funding
1.45%, 1/8/2026 (a) (c)	535,000	524,576
5.68%, 2/23/2026 (a)	4,710,000	4,740,147
(SOFRINDX + 0.85%), 5.19%, 5/8/2026 (a) (b)	12,860,000	12,889,223
(SOFRINDX + 0.75%), 5.10%, 7/16/2026 (a) (b)	24,818,000	24,872,699
4.86%, 8/27/2026 (a)	225,572,000	226,093,777
4.95%, 1/7/2027 (a)	110,158,000	110,442,842
3.21%, 3/8/2027 (a)	6,896,000	6,674,345
Brighthouse Financial Global Funding
1.55%, 5/24/2026 (a)	3,406,000	3,300,952
5.55%, 4/9/2027 (a)	61,662,000	62,452,464
CNA Financial Corp. 4.50%, 3/1/2026	6,750,000	6,739,456
CNO Global Funding
4.88%, 12/10/2027 (a)	33,597,000	33,688,131
4.95%, 9/9/2029 (a)	17,367,000	17,350,334
Corebridge Global Funding
5.35%, 6/24/2026 (a)	111,306,000	112,259,028
5.75%, 7/2/2026 (a)	64,606,000	65,422,887
4.65%, 8/20/2027 (a)	97,494,000	97,725,352
Equitable Financial Life Global Funding
1.30%, 7/12/2026 (a)	2,471,000	2,386,327
4.60%, 4/1/2027 (a)	167,980,000	167,914,177
4.88%, 11/19/2027 (a)	70,152,000	70,604,911
F&G Global Funding 5.15%, 7/7/2025 (a)	1,250,000	1,249,980
Guardian Life Global Funding 1.10%, 6/23/2025 (a) (c)	1,871,000	1,867,269
Jackson National Life Global Funding
5.60%, 4/10/2026 (a)	109,709,000	110,614,067
5.55%, 7/2/2027 (a)	46,967,000	47,751,234
MassMutual Global Funding II 4.50%, 4/10/2026 (a)	2,000,000	2,001,952
Met Tower Global Funding 4.85%, 1/16/2027 (a)	19,592,000	19,720,614
Mutual of Omaha Cos. Global Funding 5.35%, 4/9/2027 (a)	13,008,000	13,163,492
New York Life Global Funding
5.45%, 9/18/2026 (a)	2,000,000	2,027,154
(SOFR + 0.67%), 5.03%, 4/2/2027 (a) (b)	9,017,000	9,039,366
4.40%, 12/13/2027 (a)	169,001,000	169,222,527

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Pacific Life Global Funding II
(SOFRINDX + 0.86%), 5.21%, 6/16/2025 (a) (b)	7,205,000	7,207,109
1.20%, 6/24/2025 (a)	1,500,000	1,497,038
(SOFR + 0.48%), 4.80%, 2/4/2027 (a) (b)	43,739,000	43,691,071
4.45%, 5/1/2028 (a)	49,504,000	49,573,921
Pricoa Global Funding I 5.55%, 8/28/2026 (a)	3,000,000	3,039,551
Principal Financial Group, Inc. 3.10%, 11/15/2026	500,000	489,464
Principal Life Global Funding II
1.25%, 6/23/2025 (a)	3,500,000	3,493,401
1.50%, 11/17/2026 (a)	2,052,000	1,968,535
5.00%, 1/16/2027 (a)	8,349,000	8,411,197
Protective Life Global Funding 4.99%, 1/12/2027 (a)	18,117,000	18,242,653
Reliance Standard Life Global Funding II 5.24%, 2/2/2026 (a)	21,309,000	21,369,929
		1,635,831,685
IT Services — 0.1%
CGI, Inc. (Canada) 1.45%, 9/14/2026	19,338,000	18,574,322
Machinery — 0.5%
CNH Industrial Capital LLC
5.45%, 10/14/2025	25,570,000	25,654,562
1.88%, 1/15/2026	8,530,000	8,384,136
1.45%, 7/15/2026	11,650,000	11,222,678
Daimler Truck Finance North America LLC (Germany)
5.60%, 8/8/2025 (a)	17,943,000	17,965,660
5.15%, 1/16/2026 (a)	11,998,000	12,022,844
2.00%, 12/14/2026 (a)	17,100,000	16,445,413
5.00%, 1/15/2027 (a)	17,392,000	17,496,422
3.65%, 4/7/2027 (a)	1,575,000	1,548,017
4.95%, 1/13/2028 (a)	18,623,000	18,734,772
Dover Corp. 3.15%, 11/15/2025	190,000	188,788
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	12,458,000	12,333,160
		141,996,452
Media — 0.1%
Cox Communications, Inc. 3.35%, 9/15/2026 (a)	2,735,000	2,683,488
Omnicom Group, Inc. 3.60%, 4/15/2026	16,335,000	16,173,012
		18,856,500
Metals & Mining — 0.2%
Glencore Funding LLC (Australia)
1.63%, 9/1/2025 (a)	23,940,000	23,746,683
(SOFRINDX + 0.75%), 5.09%, 10/1/2026 (a) (b)	6,842,000	6,846,373
5.34%, 4/4/2027 (a)	1,278,000	1,292,224
POSCO (South Korea) 4.38%, 8/4/2025 (a)	10,479,000	10,470,093
Rio Tinto Finance USA plc (Australia)
4.38%, 3/12/2027	7,153,000	7,171,757
4.50%, 3/14/2028	15,547,000	15,609,941
		65,137,071

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — 0.4%
Dominion Energy, Inc.
3.90%, 10/1/2025	39,033,000	38,946,935
Series A, 1.45%, 4/15/2026	12,036,000	11,711,426
DTE Energy Co.
Series F, 1.05%, 6/1/2025	17,297,000	17,297,000
2.85%, 10/1/2026	5,215,000	5,099,647
WEC Energy Group, Inc.
5.00%, 9/27/2025	17,277,000	17,281,769
4.75%, 1/9/2026	35,196,000	35,220,241
		125,557,018
Oil, Gas & Consumable Fuels — 1.0%
BP Capital Markets America, Inc. 3.80%, 9/21/2025	792,000	790,668
Energy Transfer LP 4.75%, 1/15/2026	59,866,000	59,795,335
Enterprise Products Operating LLC
5.05%, 1/10/2026	2,000,000	2,006,482
4.60%, 1/11/2027	54,064,000	54,324,027
MPLX LP 1.75%, 3/1/2026	21,387,000	20,905,695
ONEOK, Inc.
2.20%, 9/15/2025	22,871,000	22,710,590
5.00%, 3/1/2026	16,899,000	16,923,891
4.25%, 9/24/2027	65,850,000	65,418,813
Phillips 66 Co. 3.55%, 10/1/2026	5,290,000	5,223,048
Pioneer Natural Resources Co. 5.10%, 3/29/2026	29,294,000	29,433,997
Sabine Pass Liquefaction LLC 5.88%, 6/30/2026	18,821,000	18,934,893
Williams Cos., Inc. (The) 4.00%, 9/15/2025	17,339,000	17,301,139
		313,768,578
Paper & Forest Products — 0.1%
Georgia-Pacific LLC
1.75%, 9/30/2025 (a)	1,949,000	1,928,523
0.95%, 5/15/2026 (a)	6,897,000	6,670,506
4.40%, 6/30/2028 (a)	14,544,000	14,558,693
		23,157,722
Pharmaceuticals — 0.0% ^
Astrazeneca Finance LLC (United Kingdom) 1.20%, 5/28/2026	2,000,000	1,941,739
Bayer US Finance II LLC (Germany) 4.25%, 12/15/2025 (a)	6,140,000	6,117,169
Roche Holdings, Inc. 5.27%, 11/13/2026 (a)	500,000	507,039
Zoetis, Inc. 4.50%, 11/13/2025	183,000	182,880
		8,748,827
Residential REITs — 0.0% ^
AvalonBay Communities, Inc. 2.95%, 5/11/2026	2,991,000	2,949,953
Essex Portfolio LP 3.38%, 4/15/2026	4,489,000	4,439,389
		7,389,342
Retail REITs — 0.3%
Brixmor Operating Partnership LP 4.13%, 6/15/2026	32,405,000	32,222,778
Federal Realty OP LP 1.25%, 2/15/2026	38,788,000	37,833,849

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Retail REITs — continued
NNN REIT, Inc. 4.00%, 11/15/2025	5,943,000	5,923,330
Realty Income Corp. 4.88%, 6/1/2026	5,562,000	5,574,526
		81,554,483
Semiconductors & Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc. 4.21%, 9/24/2026	47,233,000	47,259,651
Analog Devices, Inc. 3.50%, 12/5/2026	2,000,000	1,977,243
Broadcom, Inc.
3.15%, 11/15/2025	48,997,000	48,677,609
3.46%, 9/15/2026 (c)	40,286,000	39,783,394
4.80%, 4/15/2028	70,284,000	71,097,656
Microchip Technology, Inc. 4.25%, 9/1/2025	26,547,000	26,506,622
NXP BV (Netherlands)
5.35%, 3/1/2026	7,377,000	7,400,053
3.88%, 6/18/2026	12,773,000	12,660,214
		255,362,442
Software — 0.3%
Oracle Corp.
5.80%, 11/10/2025	7,865,000	7,906,327
1.65%, 3/25/2026	8,137,000	7,938,521
2.65%, 7/15/2026	3,000,000	2,937,144
4.80%, 8/3/2028	56,807,000	57,367,081
Roper Technologies, Inc.
1.00%, 9/15/2025	2,505,000	2,478,811
3.85%, 12/15/2025	6,436,000	6,410,552
VMware LLC 1.40%, 8/15/2026	3,688,000	3,550,966
		88,589,402
Specialized REITs — 0.4%
American Tower Corp.
1.30%, 9/15/2025	24,486,000	24,227,014
4.40%, 2/15/2026	9,307,000	9,288,750
1.60%, 4/15/2026	21,421,000	20,851,133
1.45%, 9/15/2026	1,280,000	1,230,333
3.13%, 1/15/2027	6,725,000	6,559,680
Crown Castle, Inc.
4.45%, 2/15/2026	36,747,000	36,700,353
3.70%, 6/15/2026	3,118,000	3,084,930
1.05%, 7/15/2026	6,233,000	5,978,436
Equinix, Inc. 1.45%, 5/15/2026	1,910,000	1,852,043
Extra Space Storage LP 3.50%, 7/1/2026	6,852,000	6,776,822
		116,549,494
Specialty Retail — 0.5%
AutoZone, Inc.
3.13%, 4/21/2026	5,970,000	5,905,474
5.05%, 7/15/2026	9,700,000	9,752,912
Home Depot, Inc. (The) 5.10%, 12/24/2025	34,774,000	34,906,410

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
Lowe's Cos., Inc.
4.40%, 9/8/2025	13,747,000	13,740,853
3.38%, 9/15/2025	4,230,000	4,215,479
4.80%, 4/1/2026	47,901,000	47,992,589
2.50%, 4/15/2026	20,000,000	19,676,880
O'Reilly Automotive, Inc.
3.55%, 3/15/2026	17,092,000	16,963,170
5.75%, 11/20/2026	11,532,000	11,727,355
		164,881,122
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC
6.02%, 6/15/2026	12,057,000	12,168,662
4.90%, 10/1/2026	6,911,000	6,929,700
Hewlett Packard Enterprise Co. 4.45%, 9/25/2026	58,198,000	58,112,939
		77,211,301
Tobacco — 0.7%
Altria Group, Inc. 4.40%, 2/14/2026	7,006,000	6,995,532
BAT Capital Corp. (United Kingdom) 3.22%, 9/6/2026	12,000,000	11,796,455
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	118,437,000	115,631,133
Philip Morris International, Inc.
3.38%, 8/11/2025	5,314,000	5,298,030
5.00%, 11/17/2025	1,176,000	1,178,036
4.88%, 2/13/2026	26,859,000	26,923,889
2.75%, 2/25/2026	31,466,000	31,059,872
0.88%, 5/1/2026	6,632,000	6,420,236
Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	8,220,000	8,219,383
		213,522,566
Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC 4.75%, 4/14/2027 (a)	29,135,000	29,021,145
TTX Co. 5.50%, 9/25/2026 (a)	5,705,000	5,768,504
		34,789,649
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.63%, 4/28/2026 (a)	7,970,000	7,888,652
Transurban Finance Co. Pty. Ltd. (Australia) 4.13%, 2/2/2026 (a)	5,018,000	4,995,016
		12,883,668
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc.
1.50%, 2/15/2026	13,875,000	13,551,240
2.25%, 2/15/2026	35,175,000	34,570,767
2.63%, 4/15/2026	6,757,000	6,652,276
		54,774,283
Total Corporate Bonds (Cost $18,064,455,770)		18,109,473,583

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 14.6%
Ally Auto Receivables Trust
Series 2024-1, Class A2, 5.32%, 1/15/2027	16,104,356	16,116,734
Series 2022-3, Class A3, 5.07%, 4/15/2027	2,180,008	2,182,367
Series 2022-2, Class A3, 4.76%, 5/17/2027	7,967,067	7,968,557
American Express Credit Account Master Trust
Series 2022-3, Class A, 3.75%, 8/15/2027	63,195,000	63,093,382
Series 2022-4, Class A, 4.95%, 10/15/2027	10,400,000	10,415,417
AmeriCredit Automobile Receivables Trust Series 2022-2, Class A3, 4.38%, 4/18/2028	797,680	797,277
Amur Equipment Finance Receivables LLC Series 2024-2A, Class A2, 5.19%, 7/21/2031 (a)	5,106,891	5,141,493
Apidos CLO (Cayman Islands)
Series 2016-24A, Class A1AL, 5.48%, 10/20/2030 (a) (f)	24,070,779	24,073,860
Series 2019-31A, Class A1R, 5.62%, 4/15/2031 (a) (f)	19,804,145	19,823,395
Series XXXA, Class A1AR, 5.35%, 10/18/2031 (a) (f)	11,587,004	11,578,464
Series 2015-23A, Class ARR, 5.31%, 4/15/2033 (a) (f)	58,800,000	58,782,654
Ares CLO Ltd. (Cayman Islands) Series 2015-4A, Class A1RR, 5.34%, 10/15/2030 (a) (f)	15,410,390	15,404,441
ARI Fleet Lease Trust Series 2023-A, Class A2, 5.41%, 2/17/2032 (a)	2,736,455	2,741,424
BA Credit Card Trust
Series 2022-A1, Class A1, 3.53%, 11/15/2027	7,306,000	7,303,379
Series 2022-A2, Class A2, 5.00%, 4/15/2028	45,812,000	45,899,098
Bain Capital Credit CLO (Cayman Islands)
Series 2019-2A, Class AR3, 5.20%, 10/17/2032 (a) (f)	136,641,978	136,230,002
Series 2019-1A, Class X, 5.36%, 4/19/2034 (a) (f)	1,200,000	1,199,896
Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2020-3A, Class X, 5.39%, 10/23/2034 (a) (f)	293,333	293,293
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A1R, 5.54%, 10/20/2031 (a) (f)	14,829,059	14,838,297
Series 2019-1A, Class A1R, 5.55%, 7/15/2032 (a) (f)	47,984,747	48,013,730
Bank of America Auto Trust Series 2023-2A, Class A2, 5.85%, 8/17/2026 (a)	6,246,749	6,251,045
Barings CLO Ltd. (Cayman Islands) Series 2018-4A, Class A1R, 5.41%, 10/15/2030 (a) (f)	64,257,618	64,258,646
BMW Vehicle Lease Trust
Series 2024-1, Class A2A, 5.10%, 7/27/2026	11,219,425	11,228,523
Series 2023-2, Class A3, 5.99%, 9/25/2026	8,238,073	8,270,222
Series 2024-1, Class A3, 4.98%, 3/25/2027	6,845,000	6,869,079
BofA Auto Trust Series 2025-1A, Class A2A, 4.52%, 11/22/2027 (a)	21,255,000	21,240,313
Buttermilk Park CLO Ltd. (Cayman Islands) Series 2018-1A, Class A1R, 5.34%, 10/15/2031 (a) (f)	25,277,500	25,270,043
Capital One Prime Auto Receivables Trust
Series 2021-1, Class A3, 0.77%, 9/15/2026	678,566	676,875
Series 2022-2, Class A3, 3.66%, 5/17/2027	1,990,735	1,982,784
Series 2024-1, Class A2A, 4.61%, 10/15/2027	8,784,554	8,784,901
Series 2022-2, Class A4, 3.69%, 12/15/2027	5,715,000	5,672,405
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands) Series 2015-1A, Class AR3, 5.51%, 7/20/2031 (a) (f)	3,811,970	3,813,357
CARLYLE US CLO Ltd. (Cayman Islands) Series 2018-2A, Class A1R, 5.41%, 10/15/2031 (a) (f)	5,718,101	5,718,090
CarVal CLO Ltd. (Cayman Islands)
Series 2018-1A, Class AR, 5.49%, 7/16/2031 (a) (f)	32,580,443	32,628,076
Series 2019-1A, Class AR2, 5.29%, 4/20/2032 (a) (f)	132,713,031	132,556,429
Series 2019-2A, Class AR2, 5.26%, 7/20/2032 (a) (f)	29,591,704	29,534,503
CCG Receivables Trust
Series 2024-1, Class A2, 4.99%, 3/15/2032 (a)	43,723,119	43,893,512
Series 2023-2, Class A2, 6.28%, 4/14/2032 (a)	7,003,043	7,084,778
Chesapeake Funding LLC (Canada) Series 2023-2A, Class A1, 6.16%, 10/15/2035 (a)	7,357,405	7,446,895

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
CIFC Funding Ltd. (Cayman Islands)
Series 2013-3RA, Class A1R, 5.28%, 4/24/2031 (a) (f)	64,552,562	64,504,083
Series 2016-1A, Class AR3, 5.27%, 10/21/2031 (a) (f)	119,684,354	119,503,152
Citibank Credit Card Issuance Trust Series 2023-A2, Class A2, 4.97%, 12/8/2027 (f)	65,328,000	65,373,730
CNH Equipment Trust
Series 2022-A, Class A3, 2.94%, 7/15/2027	2,599,218	2,576,920
Series 2024-A, Class A2, 5.19%, 7/15/2027	8,791,592	8,800,959
Dell Equipment Finance Trust
Series 2023-1, Class A3, 5.65%, 9/22/2028 (a)	3,812,806	3,821,581
Series 2023-2, Class A3, 5.65%, 1/22/2029 (a)	4,055,733	4,071,178
Series 2024-1, Class A2, 5.58%, 3/22/2030 (a)	20,762,248	20,810,647
Series 2024-2, Class A2, 4.69%, 8/22/2030 (a)	46,470,000	46,497,701
Dewolf Park CLO Ltd. Series 2017-1A, Class AR, 5.44%, 10/15/2030 (a) (f)	26,636,323	26,655,048
Discover Card Execution Note Trust
Series 2022-A3, Class A3, 3.56%, 7/15/2027	56,837,000	56,765,971
Series 2023-A1, Class A, 4.31%, 3/15/2028	107,878,000	107,753,671
Series 2021-A2, Class A2, 1.03%, 9/15/2028	117,266,000	112,226,986
Dllad LLC Series 2024-1A, Class A2, 5.50%, 8/20/2027 (a)	19,367,967	19,449,138
Dryden CLO Ltd. (Cayman Islands) Series 2019-72A, Class ARR, 5.43%, 5/15/2032 (a) (f)	20,661,026	20,655,241
Dryden Senior Loan Fund (Cayman Islands)
Series 2013-30A, Class AR, 5.41%, 11/15/2028 (a) (f)	132,359	132,317
Series 2013-26A, Class AR, 5.42%, 4/15/2029 (a) (f)	2,417,914	2,418,441
Series 2017-49A, Class AR, 5.48%, 7/18/2030 (a) (f)	559,950	559,946
Series 2015-41A, Class AR, 5.49%, 4/15/2031 (a) (f)	1,930,084	1,932,187
Elmwood CLO Ltd. (Cayman Islands) Series 2021-3A, Class A1R, 5.54%, 4/20/2034 (a) (f)	40,000,000	40,034,760
Enterprise Fleet Financing LLC
Series 2024-4, Class A2, 4.69%, 7/20/2027 (a)	16,196,000	16,202,404
Series 2022-4, Class A2, 5.76%, 10/22/2029 (a)	11,596,330	11,639,731
Series 2023-3, Class A2, 6.40%, 3/20/2030 (a)	32,515,491	32,991,264
Ford Credit Auto Lease Trust
Series 2024-A, Class A3, 5.06%, 5/15/2027	23,633,000	23,676,442
Series 2024-A, Class A4, 5.05%, 6/15/2027	1,601,000	1,609,818
Ford Credit Auto Owner Trust
Series 2023-C, Class A2A, 5.68%, 9/15/2026	4,092,191	4,095,962
Series 2024-C, Class A2A, 4.32%, 8/15/2027	74,390,945	74,301,750
Series 2024-D, Class A2A, 4.59%, 10/15/2027	78,516,000	78,531,978
Series 2023-B, Class A3, 5.23%, 5/15/2028	14,890,560	14,963,432
Series 2021-1, Class A, 1.37%, 10/17/2033 (a)	113,195,000	110,079,138
Series 2021-2, Class A, 1.53%, 5/15/2034 (a)	92,543,000	88,694,914
Series 2022-1, Class A, 3.88%, 11/15/2034 (a)	17,000,000	16,811,042
Galaxy CLO Ltd. (Cayman Islands)
Series 2013-15A, Class ARR, 5.49%, 10/15/2030 (a) (f)	982,500	982,315
Series 2015-20A, Class AR, 5.53%, 4/20/2031 (a) (f)	2,710,530	2,710,265
Series 2018-28A, Class A1, 5.62%, 7/15/2031 (a) (f)	3,866,719	3,868,115
Series 2018-26A, Class AR, 5.50%, 11/22/2031 (a) (f)	29,043,529	29,050,906
Series 2016-22A, Class XRR, 5.42%, 4/16/2034 (a) (f)	842,105	842,030
Gm Financial Automobile Leasing Trust Series 2025-2, Class A2A, 4.55%, 7/20/2027	36,260,000	36,253,187
GM Financial Automobile Leasing Trust
Series 2024-2, Class A2A, 5.43%, 9/21/2026	42,189,550	42,286,003

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-3, Class A3, 5.38%, 11/20/2026	7,906,489	7,922,338
Series 2024-1, Class A3, 5.09%, 3/22/2027	11,255,000	11,291,681
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class A2A, 5.12%, 2/16/2027	9,260,058	9,269,499
Series 2024-2, Class A2A, 5.33%, 3/16/2027	10,370,272	10,385,477
Series 2024-3, Class A2A, 5.35%, 6/16/2027	465,234	466,211
Series 2025-1, Class A2A, 4.44%, 1/18/2028	32,705,000	32,673,570
Series 2023-3, Class A3, 5.45%, 6/16/2028	8,078,966	8,129,062
Greenwood Park CLO Ltd.
Series 2018-1A, Class A2, 5.53%, 4/15/2031 (a) (f)	889,391	889,805
Series 2018-1A, Class A1, 5.55%, 4/15/2031 (a) (f)	533,336	533,584
Hyundai Auto Lease Securitization Trust
Series 2023-B, Class A3, 5.15%, 6/15/2026 (a)	8,795,320	8,799,213
Series 2023-C, Class A3, 5.80%, 12/15/2026 (a)	32,505,337	32,618,469
Series 2023-B, Class A4, 5.17%, 4/15/2027 (a)	18,472,000	18,490,902
Series 2024-B, Class A3, 5.41%, 5/17/2027 (a)	68,793,000	69,350,650
Series 2023-C, Class A4, 5.84%, 9/15/2027 (a)	15,053,000	15,181,179
Hyundai Auto Receivables Trust
Series 2023-A, Class A3, 4.58%, 4/15/2027	30,449,847	30,446,199
Series 2024-A, Class A2A, 5.29%, 4/15/2027	11,929,008	11,951,414
Series 2024-B, Class A2A, 5.15%, 6/15/2027	60,366,795	60,506,103
Series 2024-C, Class A2A, 4.53%, 9/15/2027	28,937,053	28,931,283
Series 2023-B, Class A3, 5.48%, 4/17/2028	28,124,829	28,300,480
ICG US CLO Ltd. (Cayman Islands) Series 2016-1A, Class XRR, 5.44%, 4/29/2034 (a) (f)	631,584	631,528
KKR CLO Ltd. (Cayman Islands)
Series 21, Class A, 5.52%, 4/15/2031 (a) (f)	4,098,241	4,097,446
Series 15, Class A1R2, 5.37%, 1/18/2032 (a) (f)	65,256,455	65,215,278
Series 24, Class A1R, 5.61%, 4/20/2032 (a) (f)	10,585,666	10,596,601
KKR Financial CLO Ltd. (Cayman Islands) Series 2013-1A, Class A1R2, 5.36%, 4/15/2029 (a) (f)	1,933,733	1,933,162
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class AR2, 5.25%, 7/20/2031 (a) (f)	28,331,867	28,276,790
Kubota Credit Owner Trust Series 2022-1A, Class A3, 2.67%, 10/15/2026 (a)	20,610,928	20,500,178
LCM LP (Cayman Islands) Series 14A, Class AR, 5.57%, 7/20/2031 (a) (f)	5,531,456	5,532,844
LCM Ltd. (Cayman Islands)
Series 24A, Class AR, 5.51%, 3/20/2030 (a) (f)	1,444,197	1,444,248
Series 26A, Class A1, 5.60%, 1/20/2031 (a) (f)	1,349,837	1,349,980
Series 29A, Class AR, 5.59%, 4/15/2031 (a) (f)	5,524,251	5,528,196
Madison Park Funding Ltd. (Cayman Islands)
Series 2015-18A, Class ARR, 5.47%, 10/21/2030 (a) (f)	33,458,418	33,481,271
Series 2014-14A, Class AR4, 5.23%, 10/22/2030 (a) (f)	108,354,285	108,138,227
Series 13A, Class AR, 5.43%, 11/21/2030 (a) (f)	30,247,299	30,247,843
Series 2021-52A, Class X, 5.43%, 1/22/2035 (a) (f)	789,474	789,407
Magnetite Ltd. (Cayman Islands)
Series 2015-15A, Class AR, 5.55%, 7/25/2031 (a) (f)	785,794	786,060
Series 2015-12A, Class AR4, 5.41%, 10/15/2031 (a) (f)	4,393,151	4,393,200
Series 2020-25A, Class A, 5.74%, 1/25/2032 (a) (f)	16,765,315	16,780,739
Marble Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1R2, 5.32%, 7/23/2032 (a) (f)	20,487,663	20,462,812
Mercedes-Benz Auto Lease Trust
Series 2023-A, Class A3, 4.74%, 1/15/2027	1,196,438	1,196,415
Series 2024-B, Class A3, 4.23%, 2/15/2028	35,070,000	34,959,249

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-A, Class A2A, 4.57%, 4/17/2028	40,000,000	40,077,192
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 5.44%, 10/15/2029 (a) (f)	31,066,553	31,077,924
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2021-40A, Class A, 5.58%, 4/16/2033 (a) (f)	5,615,882	5,622,469
Newark BSL CLO Ltd. (Cayman Islands)
Series 2016-1A, Class A1R, 5.64%, 12/21/2029 (a) (f)	3,558,113	3,558,658
Series 2017-1A, Class A1R, 5.51%, 7/25/2030 (a) (f)	36,651,333	36,665,810
Nissan Auto Receivables Owner Trust Series 2022-B, Class A3, 4.46%, 5/17/2027	4,527,353	4,524,788
Octagon Investment Partners Ltd. (Cayman Islands)
Series 2013-1A, Class A1RR, 5.50%, 7/19/2030 (a) (f)	629,554	629,529
Series 2018-1A, Class A1A, 5.59%, 1/20/2031 (a) (f)	2,600,996	2,601,433
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-4A, Class A1, 5.32%, 10/15/2029 (a) (f)	1,910,961	1,909,908
Series 2022-1A, Class A1, 5.31%, 4/15/2030 (a) (f)	6,414,430	6,407,874
Series 2022-3A, Class A1AR, 5.36%, 4/15/2031 (a) (f)	16,900,074	16,895,089
Series 2024-3A, Class A1, 5.39%, 8/8/2032 (a) (f)	64,838,152	64,798,989
Series 2024-1A, Class A1, 5.31%, 10/15/2032 (a) (f)	43,413,378	43,489,351
Series 2024-2A, Class A1N, 5.26%, 1/15/2033 (a) (f)	17,174,839	17,141,160
Series 2025-1A, Class A1, 5.12%, 2/15/2033 (a) (f)	148,300,000	147,454,838
Porsche Financial Auto Securitization Trust Series 2023-1A, Class A3, 4.81%, 9/22/2028 (a)	2,328,514	2,331,035
Porsche Innovative Lease Owner Trust Series 2025-1A, Class A2A, 4.60%, 12/20/2027 (a)	23,310,000	23,332,690
Rad CLO Ltd. (Cayman Islands) Series 2020-7A, Class A1R, 5.63%, 4/17/2036 (a) (f)	22,750,000	22,774,934
Santander Drive Auto Receivables Trust
Series 2024-3, Class A2, 5.91%, 6/15/2027	6,126,193	6,131,959
Series 2023-2, Class A3, 5.21%, 7/15/2027	356,489	356,574
Series 2023-3, Class A3, 5.61%, 10/15/2027	5,740,262	5,747,132
SBNA Auto Lease Trust
Series 2024-C, Class A2, 4.94%, 11/20/2026 (a)	19,564,796	19,568,938
Series 2024-A, Class A3, 5.39%, 11/20/2026 (a)	46,342,994	46,437,149
Series 2024-B, Class A2, 5.67%, 11/20/2026 (a)	15,255,748	15,278,110
Series 2025-A, Class A2, 4.68%, 4/20/2027 (a)	57,491,000	57,453,717
Series 2023-A, Class A3, 6.51%, 4/20/2027 (a)	33,599,079	33,771,073
Series 2024-B, Class A3, 5.56%, 11/22/2027 (a)	30,000,000	30,250,605
SCF Equipment Leasing LLC Series 2024-1A, Class A2, 5.88%, 11/20/2029 (a)	14,814,727	14,912,967
SCF Equipment Trust LLC Series 2025-1A, Class A2, 4.82%, 7/22/2030 (a)	11,540,000	11,553,087
Sound Point CLO II Ltd. (Cayman Islands) Series 2013-1A, Class A1R, 5.61%, 1/26/2031 (a) (f)	596,764	597,097
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class A, 5.48%, 4/16/2031 (a) (f)	18,738,225	18,748,887
Series 2018-20A, Class AR2, 5.36%, 1/16/2032 (a) (f)	25,935,553	25,952,359
Series 2020-24A, Class AR, 5.48%, 1/23/2032 (a) (f)	44,843,066	44,883,469
Series 2019-21A, Class AR2, 5.16%, 7/15/2032 (a) (f)	29,617,249	29,518,476
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2017-1A, Class AR, 5.45%, 7/15/2030 (a) (f)	8,736,584	8,734,994
Tesla Auto Lease Trust Series 2024-A, Class A2A, 5.37%, 6/22/2026 (a)	6,299,880	6,304,744
THL Credit Wind River CLO Ltd. (Cayman Islands)
Series 2014-2A, Class AR, 5.66%, 1/15/2031 (a) (f)	406,757	406,830
Series 2019-3A, Class AR2, 5.32%, 4/15/2031 (a) (f)	46,632,649	46,600,659
Toyota Auto Loan Extended Note Trust Series 2021-1A, Class A, 1.07%, 2/27/2034 (a)	65,371,000	63,734,470
Toyota Auto Receivables Owner Trust
Series 2024-C, Class A2A, 5.16%, 5/17/2027	621,726	622,871
Series 2023-B, Class A3, 4.71%, 2/15/2028	8,824,244	8,831,842

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Toyota Lease Owner Trust Series 2024-A, Class A3, 5.25%, 4/20/2027 (a)	96,311,716	96,769,235
Verdant Receivables LLC Series 2025-1A, Class A2, 4.85%, 3/13/2028 (a)	19,410,000	19,420,400
Verizon Master Trust
Series 2024-1, Class A1A, 5.00%, 12/20/2028	78,273,000	78,437,577
Series 2022-6, Class A, 3.67%, 1/22/2029	40,745,000	40,696,750
Volkswagen Auto Lease Trust Series 2023-A, Class A3, 5.81%, 10/20/2026	46,059,123	46,266,881
Volkswagen Auto Loan Enhanced Trust
Series 2023-1, Class A2A, 5.50%, 12/21/2026	731,198	731,640
Series 2023-2, Class A2A, 5.72%, 3/22/2027	33,772,730	33,863,865
Series 2024-1, Class A2A, 4.65%, 11/22/2027	41,981,764	42,004,585
Series 2023-1, Class A3, 5.02%, 6/20/2028	13,056,000	13,096,808
Voya CLO Ltd. (Cayman Islands) Series 2017-3A, Class XR, 5.38%, 4/20/2034 (a) (f)	761,905	761,838
Wheels Fleet Lease Funding LLC
Series 2024-1A, Class A2, 5.16%, 2/18/2039 (a) (f)	18,961,552	18,983,669
Series 2024-3A, Class A1, 4.80%, 9/19/2039 (a)	19,139,000	19,167,710
World Omni Auto Receivables Trust
Series 2024-A, Class A2A, 5.05%, 4/15/2027	22,299,524	22,312,150
Series 2022-C, Class A3, 3.66%, 10/15/2027	5,148,067	5,129,716
Series 2025-A, Class A2A, 4.49%, 4/17/2028	101,223,000	101,201,490
Series 2025-B, Class A2A, 4.38%, 8/15/2028	25,215,000	25,187,813
Total Asset-Backed Securities (Cost $4,538,937,571)		4,543,414,389
U.S. Treasury Obligations — 2.2%
U.S. Treasury Notes
4.63%, 9/15/2026	135,000,000	135,933,398
4.13%, 10/31/2026	270,000,000	270,316,408
4.13%, 9/30/2027	165,000,000	165,908,789
3.88%, 10/15/2027	100,000,000	99,972,656
Total U.S. Treasury Obligations (Cost $671,765,467)		672,131,251
Commercial Mortgage-Backed Securities — 0.0% ^
Wells Fargo Commercial Mortgage Trust Series 2018-C46, Class A2, 4.06%, 8/15/2051 (Cost $2,000,135)	1,941,930	1,905,730
Short-Term Investments — 25.0%
Certificates of Deposits — 7.7%
Banco Santander SA (Spain) , 4.64%, 11/21/2025	33,712,000	33,727,282
Bank of Nova Scotia (The) (Canada) (SOFR + 0.34%), 4.69%, 6/4/2025 (b)	226,610,000	226,616,640
Barclays Bank plc (United Kingdom) (SOFR + 0.40%), 4.68%, 12/9/2025 (b)	46,265,000	46,298,278
BNP Paribas SA (France)
(SOFR + 0.56%), 4.84%, 8/8/2025 (b)	38,432,000	38,461,723
4.56%, 2/12/2026	163,452,000	163,558,293
Cooperatieve Rabobank UA (Netherlands) , 4.37%, 5/13/2026	102,171,000	102,190,750
Credit Agricole Corporate and Investment Bank (France)
(SOFR + 0.60%), 4.88%, 8/1/2025 (b)	30,536,000	30,561,862
4.40%, 10/7/2025	93,938,000	93,886,644
4.60%, 11/18/2025	46,140,000	46,158,253
Credit Industriel et Commercial (France) , 4.65%, 11/21/2025	45,394,000	45,413,733
DZ Bank AG (Germany) , 4.42%, 9/2/2025	287,436,000	287,417,863

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Certificates of Deposits — continued
Intesa Sanpaolo SpA (Italy) , 4.75%, 11/6/2025	49,529,000	49,517,965
Kookmin Bank (South Korea) (SOFR + 0.55%), 4.83%, 6/9/2025 (b)	61,378,000	61,384,598
Landesbank Baden-Wuerttemberg (Germany) , 4.66%, 11/28/2025	60,104,000	60,175,265
Landesbank Baden-Wurttemberg (Germany) , 5.02%, 7/29/2025	500,000	500,350
Lloyds Bank Corporate Markets plc (United Kingdom) (SOFR + 0.57%), 4.85%, 10/30/2025 (b)	11,750,000	11,769,045
Mitsubishi UFJ Trust & Banking Corp. (Japan) (SOFR + 0.33%), 4.61%, 3/11/2026 (b)	182,017,000	182,049,308
Mizuho Bank Ltd. (Japan)
4.60%, 11/20/2025	38,749,000	38,758,842
4.60%, 1/14/2026	35,490,000	35,512,983
(SOFR + 0.35%), 4.63%, 2/4/2026 (b)	54,447,000	54,477,621
(SOFR + 0.32%), 4.60%, 3/6/2026 (b)	72,807,000	72,821,583
Natixis SA (France) (SOFR + 0.59%), 4.87%, 8/8/2025 (b)	31,855,000	31,884,058
Norinchukin Bank (The) (Japan) , 4.51%, 10/9/2025	143,906,000	143,857,187
Shinhan Bank (South Korea)
(SOFR + 0.55%), 4.83%, 6/9/2025 (b)	24,679,000	24,682,132
(SOFR + 0.55%), 4.83%, 6/13/2025 (b)	50,000,000	50,008,950
Standard Chartered Bank (United Kingdom)
4.50%, 10/9/2025	68,590,000	68,557,200
4.68%, 11/12/2025	23,180,000	23,189,513
4.67%, 2/12/2026	28,718,000	28,749,291
Swedbank AB (Sweden) , 4.50%, 10/15/2025	57,933,000	57,925,330
Toronto-Dominion Bank (The) (Canada)
4.50%, 10/1/2025	217,168,000	217,094,793
(SOFR + 0.45%), 4.73%, 4/27/2026 (b)	65,108,000	65,181,422
Total Certificates of Deposit (Cost $2,391,994,334)		2,392,388,757
Commercial Paper — 10.0%
AbbVie, Inc. 4.71%, 9/16/2025 (a) (g)	279,606,000	275,719,756
Alphabet, Inc. 4.35%, 6/23/2025 (a) (g)	164,800,000	164,325,656
American Honda Finance Corp. 4.71%, 7/16/2025 (g)	52,704,000	52,385,647
Australia & New Zealand Banking Group Ltd. (Australia) 4.59%, 11/25/2025 (a) (g)	189,166,000	185,092,991
BPCE SA (France) 4.57%, 2/11/2026 (a) (g)	93,412,000	90,529,175
Broadcom, Inc.
4.77%, 7/8/2025 (a) (g)	7,400,000	7,362,802
4.76%, 10/21/2025 (a) (g)	15,000,000	14,725,380
Brookfield Corporate Treasury Ltd. (Canada)
4.70%, 6/4/2025 (g)	92,000,000	91,939,979
5.12%, 6/30/2025 (a) (g)	22,855,000	22,762,088
Charles Schwab Corp (The) 4.61%, 11/14/2025 (a) (g)	25,000,000	24,489,700
Charles Schwab Corp. (The) 4.60%, 7/22/2025 (a) (g)	284,236,000	282,406,089
Citigroup Global Markets, Inc. 5.50%, 6/3/2025 (a) (g)	45,025,000	45,003,361
Credit Industriel et Commercial (France) 4.57%, 2/11/2026 (a) (g)	29,691,000	28,789,287
Danske Bank A/S (Denmark)
4.60%, 1/13/2026 (a) (g)	55,845,000	54,307,649
4.56%, 2/6/2026 (a) (g)	144,677,000	140,301,968
DNB Bank ASA (Norway)
4.58%, 11/25/2025 (a) (g)	61,581,000	60,262,982
4.38%, 2/12/2026 (a) (g)	3,000,000	2,908,496

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Commercial Paper — continued
Energy Transfer LP 4.55%, 6/2/2025 (a) (g)	102,000,000	101,961,169
European Investment Bank (Luxembourg) 4.37%, 12/9/2025 (g)	70,422,000	68,800,801
First Abu Dhabi Bank PJSC (United Arab Emirates)
4.51%, 11/10/2025 (a) (g)	13,812,000	13,536,321
4.60%, 11/13/2025 (a) (g)	287,098,000	281,268,217
4.60%, 2/12/2026 (a) (g)	75,034,000	72,718,833
4.46%, 2/27/2026 (a) (g)	112,560,000	108,890,060
Glencore Funding LLC (Australia) 4.66%, 10/31/2025 (a) (g)	189,249,000	185,520,151
HSBC USA, Inc.
4.88%, 12/5/2025 (a) (g)	17,000,000	16,599,536
4.84%, 2/4/2026 (a) (g)	17,000,000	16,479,111
ING US Funding LLC (Netherlands) 4.49%, 10/7/2025 (a) (g)	190,242,000	187,216,981
KEB Hana Bank (South Korea) 4.60%, 11/26/2025 (a) (g)	20,768,000	20,309,027
Macquarie Bank Ltd. (Australia) 4.62%, 11/20/2025 (a) (g)	82,707,000	80,939,303
Mizuho Bank Ltd. (Japan) 4.62%, 11/18/2025 (a) (g)	106,676,000	104,465,364
National Bank of Canada (Canada) 4.40%, 5/13/2026 (a) (g)	28,903,000	27,736,712
National Grid North America, Inc. 4.79%, 7/29/2025 (a) (g)	5,120,000	5,080,832
NatWest Markets plc (United Kingdom) 4.60%, 11/18/2025 (a) (g)	59,325,000	58,082,770
Parker-Hannifin Corp. 4.60%, 6/13/2025 (a) (g)	10,000,000	9,982,067
Reckitt Benckiser Treasury Services plc (United Kingdom) 4.66%, 6/23/2025 (a) (g)	5,000,000	4,985,050
RTX Corp. 4.75%, 6/25/2025 (a) (g)	31,000,000	30,895,766
Standard Chartered Bank (United Kingdom) 4.60%, 1/14/2026 (a) (g)	28,107,000	27,334,440
Svenska Handelsbanken AB (Sweden) 4.59%, 11/18/2025 (a) (g)	121,604,000	119,100,028
Telstra Group Ltd. (Australia) 4.60%, 6/27/2025 (a) (g)	34,000,000	33,883,689
Total Commercial Paper (Cost $3,119,523,800)		3,119,099,234
	SHARES
Investment Companies — 6.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (h) (i) (Cost $1,985,279,115)	1,985,279,115	1,985,279,115
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.36% (h) (i) (Cost $34,779,265)	34,779,265	34,779,265
	PRINCIPAL AMOUNT($)
Repurchase Agreements — 0.8%
Wells Fargo Securities LLC, 4.77%, dated 5/31/2025, due 8/29/2025, repurchase price $242,862,000, collateralized by Collateralized Mortgage Obligations, 0.00% - 6.50%, due 11/25/2031 - 6/25/2064 and Municipal Debt Securities, 0.00% - 7.38%, due 6/1/2025 - 6/1/2059, with the value of $265,067,643. (Cost $240,000,000)	240,000,000	240,000,000
Total Short-Term Investments (Cost $7,771,576,514)		7,771,546,371
Total Investments — 100.0% (Cost $31,048,735,457)		31,098,471,324
Other Assets in Excess of Liabilities — 0.0% ^		5,638,233
NET ASSETS — 100.0%		31,104,109,557

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
Percentages indicated are based on net assets.

Abbreviations
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2025.
(c)	The security or a portion of this security is on loan at May 31, 2025. The total value of securities on loan at May 31, 2025 is $33,708,463.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2025.

(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(g)	The rate shown is the effective yield as of May 31, 2025.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2025.

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$4,543,414,389	$—	$4,543,414,389
Commercial Mortgage-Backed Securities	—	1,905,730	—	1,905,730
Corporate Bonds	—	18,109,473,583	—	18,109,473,583
U.S. Treasury Obligations	—	672,131,251	—	672,131,251
Short-Term Investments
Certificates of Deposits	—	2,392,388,757	—	2,392,388,757

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Commercial Paper	$—	$3,119,099,234	$—	$3,119,099,234
Investment Companies	1,985,279,115	—	—	1,985,279,115
Investment of Cash Collateral from Securities Loaned	34,779,265	—	—	34,779,265
Repurchase Agreements	—	240,000,000	—	240,000,000
Total Short-Term Investments	2,020,058,380	5,751,487,991	—	7,771,546,371
Total Investments in Securities	$2,020,058,380	$29,078,412,944	$—	$31,098,471,324
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.36% (a) (b)	$76,209,770	$74,830,245	$116,260,750	$—	$—	$34,779,265	34,779,265	$513,179	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (a) (b)	3,163,005,924	4,291,850,323	5,469,577,132	—	—	1,985,279,115	1,985,279,115	24,954,831	—
Total	$3,239,215,694	$4,366,680,568	$5,585,837,882	$—	$—	$2,020,058,380		$25,468,010	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.